Document and Entity Information	May 21, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 21, 2022
Entity File Number	001-38150
Entity Registrant Name	Kala Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0604595
Entity Address, Address Line One	1167 Massachusetts Avenue
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	781
Local Phone Number	996-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.001 par value per share
Trading Symbol	KALA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001479419
Amendment Flag	false